Other liabilities and tax payable	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities and Tax payable
Other liabilities consisted of the following:

	At December 31
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for GDP and buy-back agreements	€2,362	€—	€2,362	€2,234	€—	€2,234
Accrued expenses and deferred income	783	697	1,480	1,573	2,260	3,833
Indirect tax payables	681	16	697	799	19	818
Payables to personnel	956	16	972	988	16	1,004
Social security payables	265	4	269	313	6	319
Construction contract liabilities (Note 14)	93	—	93	190	—	190
Service contract liability	568	1,521	2,089	—	—	—
Other	1,349	198	1,547	1,838	199	2,037
Total Other liabilities	€7,057	€2,452	€9,509	€7,935	€2,500	€10,435

The impact of the adoption of IFRS 15 on Other liabilities as at January 1, 2018, was as follows:

	At December 31, 2017 (as previously reported)			Adjustments/Reclassifications			At January 1, 2018 (as adjusted)
	Current	Non-Current	Total	Current	Non-Current	Total	Current	Non-Current	Total
	(€ million)
Payables for GDP and buy-back agreements	€2,234	€—	€2,234	€(293)	€—	€(293)	€1,941	€—	€1,941
Accrued expenses and deferred income	1,573	2,260	3,833	(440)	(1,414)	(1,854)	1,133	846	1,979
Service contract liability	—	—	—	497	1,397	1,894	497	1,397	1,894
Balances unaffected by IFRS 15 adoption	4,128	240	4,368	—	—	—	4,128	240	4,368
Total Other liabilities	€7,935	€2,500	€10,435	€(236)	€(17)	€(253)	€7,699	€2,483	€10,182

Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31
	2018					2017
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€5,706	€221	€13	€234	€5,940	€6,362	€227	€13	€240	€6,602

Payables for GDP and buy-back agreements relate to buy-back agreements entered into by the Group and includes the price received for the product, recognized as an advance at the date of the sale and, subsequently, the repurchase price and the remaining lease installments yet to be recognized.
Accrued expenses and deferred income includes the remaining portion of government grants that will be recognized as income in the Consolidated Income Statement over the same periods as the related costs which they are intended to offset.
On March 15, 2017, the Brazilian Supreme Court ruled that state value added tax should be excluded from the basis for calculating a federal tax on revenue. At June 30, 2017, the Group determined that the likelihood of economic outflow related to such indirect taxes was no longer probable and the total liability of €895 million that FCA had accrued but not paid for such taxes for the period from 2007 to 2014 was reversed. Due to the materiality of this item and its effect on our results, the amount is presented separately in the line Reversal of a Brazilian indirect tax liability in the Consolidated Income Statement for the year ended December 31, 2017, and is composed of €547 million, originally recognized as a reduction to Net revenues, and €348 million, originally recognized within Net financial expenses. The Brazilian Supreme Court issued summary written minutes of its ruling on September 29, 2017 and Trial Minutes on October 2, 2017. On October 19, 2017, the Brazilian government filed its appeal against the PIS/COFINS over ICMS decision. At December 31, 2017, due to the uncertainty of scope of the application of the Supreme Court ruling taking into account the government’s appeal and request for modulation, and due to Brazil’s current heightened political and economic uncertainty, management believed a risk of economic outflow was still greater than remote. On August 18, 2018, the litigation concerning PIS over ICMS had its final and definitive favorable decision. At September 30, 2018, the Group determined that the likelihood of economic outflow related to such indirect taxes was no longer probable and the total liability of €54 million accrued and paid will be recovered. At December 31, 2018, management believes a risk of economic outflow for COFINS over ICMS is still greater than remote.
The service contract liability is mainly comprised of maintenance plans and extended warranties. Changes in the Group's service contract liability for the year ended December 31, 2018, were as follows:

	At January 1, 2018	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2018
	(€ million)
Service contract liability	€1,894	€879	€(658)	€—	€(26)	€2,089

Of the total Service contract liability at December 31, 2018, the Group expects to recognize approximately €512 million in 2019, €440 million in 2020, €362 million in 2021 and €775 million thereafter
Tax payables
Tax payables by due date were as follows:

	At December 31
	2018					2017
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Tax payables	€114	€1	€—	€1	€115	€309	€32	€42	€74	€383